Income Taxes (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 22, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Corporate income tax rate, description	Corporate income taxation, including, but not limited to, the reduction of the corporate income tax rate from a top marginal rate of 35% to a flat rate of 21%, limitation of the tax deduction for interest expense to 30% of earnings (except for certain small businesses), limitation of the deduction for net operating losses to 80% of current year taxable income and generally eliminating net operating loss carrybacks, allowing net operating losses to carryforward without expiration, one-time taxation of offshore earnings at reduced rates regardless of whether they are repatriated, elimination of U.S. tax on foreign earnings (subject to certain important exceptions), immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits (including changes to the deductibility of research and experimental expenditures that will be effective in the future).
Reduction in net gross deferred tax assets						$ 610,000
Gross deferred tax assets						1,558,722	$ 106,032
Valuation allowance						1,558,722	106,032
Federal net operating loss carryforwards						3,032,000	186,000
State net operating loss carryforwards						$ 3,032,000	$ 186,000
Effective tax rate		0.00%	0.00%	0.00%	0.00%
U.S. federal corporate tax rate						34.00%	34.00%
Federal [Member]
Income Taxes (Textual)
Federal research credit carryforwads						$ 36,000	$ 0
Operating loss carryforwards, expiration date						Dec. 31, 2036
Research credit carryforwards, expiration date						Dec. 31, 2036
State [Member]
Income Taxes (Textual)
Operating loss carryforwards, expiration date						Dec. 31, 2031
Research credit carryforwards, expiration date						Dec. 31, 2032
State research credit carryforwards						$ 27,000	$ 0